Recently Adopted Accounting Standards	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Recently Adopted Accounting Standards
3.	Recently Adopted Accounting Standards
The Group has initially applied IFRS 16,
Leases
from January 1, 2019. A number of other new or amended standards are also effective from January 1, 2019, but they do not have a material effect on the Group’s consolidated financial statements.

IFRS 16,
Leases
IFRS 16,
Leases
, introduced a single,
on-balance
sheet accounting model for lessees. As a result, the Group, as a lessee, has recognized right-of-use
assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments. Lessor accounting remains similar to previous accounting policies.
The Group has applied IFRS 16,
Leases
from January 1, 2019 using the modified retrospective method with the cumulative effect of initially applying this standard recognized as an adjustment to the retained earnings as at January 1, 2019. Accordingly, the comparative information presented for 2018 and 2017 has been presented, as previously reported, under IAS 17,
Leases
and has not been restated. Details of the changes in accounting policies are disclosed below.
(1)    Definition of a lease
Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4
, Determining Whether an Arrangement Contains a Lease
. The Group now assesses whether a contract is or contains a lease based on the new definition of a lease. Under IFRS 16,
Leases
, a contract is or contains a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
(2)    As a lessee
The Group leases a number of assets including buildings and vehicles. The terms of leases are negotiated individually and include various conditions. Each lease contract is entered into with a term of 1~50 years.
As a lessee, the Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16,
Leases
, the Group recognizes
right-of-use
assets and lease liabilities for most leases — i.e. theses leases are presented on the consolidated statements of financial position.
However, the Group has elected not to recognize
right-of-use
assets and lease liabilities for leases with the lease term of 12 months or less at the commencement date and for leases of low-value
assets. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term. The Group has also elected to apply the practical expedient which allows a lease and associated non-lease
components to be accounted for as a single lease component.
1)    Significant accounting policies
The Group recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprise the initial amount of lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying assets or to restore the underlying asset or the site on which it is located, less any lease incentives received. The right-of-use
asset is subsequently measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of the lease liability. The Group presents its right-of-use
assets in property and equipment on the consolidated statements of financial position. The right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payment made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
The Group has applied judgment to determine the lease term for some lease contracts in which it is a lessee that include extension options. The assessment of whether the Group is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use
assets recognized. The Group has not included the extension option periods in the lease term because it is not reasonably certain that the Group will exercise such options. After the commencement date, the Group reassesses the lease term upon the occurrence of a significant event or a significant change in circumstances that is within the control of the Group that affects whether the Group is reasonably certain to exercise the extension option.
2)    Transition requirements
At transition, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as of January 1, 2019.
Right-of-use
assets are measured at either:

•	their carrying amount as if IFRS 16, Leases , had been applied since the commencement date, discounted using the lessee’s incremental borrowing rate at the date of initial application; or

•	the amount equal to the lease liabilities, adjusted by the amount of any prepaid or accrued lease payments.
The Group used the following practical expedients when applying IFRS 16,
Leases
, to leases previously classified as operating leases under IAS 17,
Leases
.

•	Excluded initial direct costs from measuring the right-of-use assets at the date of initial application.

•	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.
(3)    As a lessor
The accounting policies applicable to the Group as a lessor are not different from those under IAS 17,
Leases
. However, when the Group is an intermediate lessor the
sub-leases
are classified with reference to the
right-of-use
asset arising from the head lease, not with reference to the underlying asset.

(4)    Impact on financial statements
1)    Impact on transition
On transition to IFRS 16, the Group recognized
right-of-use
assets and lease liabilities, with the difference recognized in retained earnings. The impact on transition is summarized below.

(In millions of won)	January 1, 2019
Impact on assets:
Right-of-use assets presented in property and equipment	￦	654,449
Increase in accounts receivable — other (lease receivables)		31,355
Adjustments in property and equipment and intangible assets		(3,387)
Decrease in advanced payments and others		(52,638)

		629,779

Impact on liabilities:
Increase in lease liabilities		663,827
Decrease in deferred tax liabilities		(9,359)

		654,468
Decrease in retained earnings		(24,186)
Decrease in non-controlling interests	￦	(503)
When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted average incremental borrowing rate applied is 2.11%.

(In millions of won)	January 1, 2019
Operating lease commitments at December 31, 2018	￦	766,978
Discounted using the incremental borrowing rate at January 1, 2019		735,051
— Recognition exemption for leases with less than 12 months of lease term at the lease commencement date		(66,548)
— Recognition exemption for leases of low-value assets		(4,676)

Lease liabilities recognized at January 1, 2019	￦	663,827

2)    Impact subsequent to transition
(i) As a lessee
As a result of initially applying IFRS 16, in relation to the leases that were previously classified as operating leases, the Group recognized ￦709,396 million of right-of-use
assets and ￦712,740 million of lease liabilities as of December 31, 2019.
Also, in relation to those leases under IFRS 16, the Group has recognized depreciation and interest costs, instead of operating lease expense. For the year ended December 31, 2019, the Group recognized ￦360,606 million of depreciation charges and ￦15,471 million of interest costs from those leases. Expenses related to short-term leases and leases of low-value
assets are ￦140,991 million and ￦3,267 million, respectively.
The payments of lease liabilities presented in the cash flows from financing activities would have been included in the cash flows from operating activities if the previous accounting standards were applied.

(ii) As a lessor

①	Finance lease
The following table sets out a maturity analysis of lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2019. Under IAS 17, the Group did not hold any finance lease as a lessor.

(In millions of won)	Amount
Less than 1 year	￦	24,286
1 ~ 2 years		12,690
2 ~ 3 years		6,348
3 ~ 4 years		3,683
4 ~ 5 years		1,589
More than 5 years		1

Undiscounted lease payments	￦	48,597

Unrealized finance income		1,822

Net investment in the lease		46,775

②	Operating lease
The Group recognized lease income of ￦163,355 million for the year ended December 31, 2019, of which income relating to variable lease payments is ￦20,101 million.
The following table sets out a maturity analysis of lease payments, presenting the undiscounted lease payments to be received subsequent to December 31, 2019.

(In millions of won)	Amount
Less than 1 year	￦ 129,310
1 ~ 2 years	76,669
2 ~ 3 years	25,047
3 ~ 4 years	1,243
4 ~ 5 years	1,218
More than 5 year	3

￦233,490

(5)    Determining the lease term and assessing the length of the enforceable period of a lease
In December 2019, International Financial Reporting Interpretations Committee(‘IFRIC’) issued its final agenda decision that the concept of penalty that should be considered in determining the enforceable period under IFRS 16,
Leases
, shall be determined considering broader economics of the contract, and not only contractual termination payments. Further, a lease is no longer enforceable when each of the parties has the right to terminate the lease without permission from the other party with no more than an insignificant penalty.
As of December 31, 2019, the Group assesses the lease term based on the assumption that the right to extend or terminate the lease is no longer enforceable if a lease contract requires the counterparty’s consent to be extended. Applying the above mentioned IFRIC interpretation may change the judgment on enforceable period for certain of the Group’s lease contracts.

However, considering the type and number of lease contracts entered into as of and from January 1, 2019, the Group does not believe it had sufficient time to complete the analysis on its lease portfolios to reflect the impact of the above IFRIC agenda decision, if any, in its 2019 consolidated financial statements. The Group plans to analyze and apply the impact of IFRIC’s interpretation in 2020, if any, as changes in accounting policies.